Earnings/(losses) per Share ("EPS")	12 Months Ended
Dec. 31, 2020
Earnings/(losses) per Share ("EPS")
Earnings/(losses) per share ("EPS")

29. Earnings/(losses) per share (“EPS”)

Basic earnings/(losses) per share was calculated by dividing the profit/(loss) for the year attributable to the owners of the common shares after deducting the dividend on Preference Shares by the weighted average number of common shares issued and outstanding during the year.

Diluted EPS is calculated by dividing the profit/(loss) for the year attributable to the owners of the Group adjusted for the effects of all dilutive potential ordinary shares by the weighted average number of all potential ordinary shares assumed to have been converted into common shares, unless such potential ordinary shares have an antidilutive effect.

The following reflects the earnings/(losses) and share data used in the basic and diluted earnings/(losses) per share computations:

	For the year ended
	December 31,
	2018	2019	2020
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	47,683	(100,661)	(44,948)
Less: Dividends on Preference Shares	(10,063)	(10,063)	(10,063)
Profit/(loss) for the year attributable to owners of the Group	37,620	(110,724)	(55,011)
Weighted average number of shares outstanding, basic	80,792,837	80,849,818	88,011,160
Basic earnings/(loss) per share	0.47	(1.37)	(0.63)
Diluted earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group used in the calculation of diluted EPS	37,620	(110,724)	(55,011)
Weighted average number of shares outstanding, basic	80,792,837	80,849,818	88,011,160
Dilutive potential ordinary shares	844,185	—	—
Weighted average number of shares used in the calculation of diluted EPS	81,637,022	80,849,818	88,011,160
Diluted earnings/(loss) per share	0.46	(1.37)	(0.63)

The Group excluded the effect of 2,452,478 SARs, 643,853 RSUs and 501,444 PSUs in calculating diluted EPS for the year ended December 31, 2020, as they were anti-dilutive (December 31, 2019:  2,630,173 SARs, 367,162 RSUs and nil PSUs, December 31, 2018:  555,453 SARs, nil RSUs and nil PSUs).